Cover	Feb. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Entity File Number	001-41340
Entity Registrant Name	Klotho Neurosciences, Inc.
Entity Central Index Key	0001907223
Entity Tax Identification Number	86-2727441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13576 Walnut Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68144
City Area Code	833
Local Phone Number	931-6330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	KLTO
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	KLTOW
Security Exchange Name	NASDAQ